INVESTMENTS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS
NOTE 10 – INVESTMENTS

10.1 – Investments

	As of December 31,
Current	2018	2017

Mutual funds (1)	4,050	7,620
Bills issued by the Argentine Central Bank ("LEBACs") (2)	—	527
Bills issued by the Treasury of the Argentine Republic ("LETEs") (2)	1,015	—
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	3,493	—
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs") (2)	77	—
TOTAL	8,635	8,147

(1)	Measured at fair value through profit or loss.

(2)	Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2018	2017

Contribution to risk funds (3)	527	—
TOTAL	527	—

(3)
On December 27, 2018, the Company signed an agreement pursuant to which the Company made a contribution to the risk fund of a Mutual Guarantee Company. Such contribution accrues an interest which is collectible on a quarterly basis. As of December 31, 2018, the Company has recorded 527 as a non current investment, measured at amortised cost.

10.2 – Investments in associates

CHVG investment

As of December 31, 2018 and 2017, the Company owns the 40% of total shares of CHVG S.A. ("CHVG") and accounted for this investment using the equity method.  On January 15, 2019, the Company sold the shares of CHVG S.A for a total amount of 10 (ARS 390).

Collokia investment

As of December 31, 2017, the Company has a 19.5% of participation in Collokia LLC for an amount of 800.

On February 25, 2016, the Company signed a subscription agreement with Collokia LLC, through which Collokia LLC agreed to increase its capital by issuing 55,645 preferred units, from which the Company acquired 20,998 at the price of $23.81 per share for a total amount of 500. After this subscription, the Company has a 19.5% of participation in Collokia LLC for a total amount of 800 and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Collokia LLC, as the participation in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2018, indications that the investment in Collokia may not be recovered arose and the Company performed an impairment test. As a consequence, an impairment loss 800 was recognized and is included in Other income, net.

Acamica investment

 On January 26, 2016, the Company signed a subscription agreement with Ignacio Moreno, Tomás Escobar, Gonzalo Orsi and Juan Badino (jointly "the Founders"); Fitory S.A., a company organized under the laws of Uruguay; Wayra Argentina S.A., a corporation organized under the laws of Argentina; Stultum Pecuniam Ventures LLC, a limited liability company organized under the laws of the state of Washington, United States; Ms. Eun Young Hwang ("Rebecca"); Acamica S.A., a company organized under the laws of Argentina ("Acamica Argentina") and Acamica Inc, a corporation organized under the laws of the state of Delaware, United States ("Acamica US" and together with Acamica Argentina, the "Acamica Group Companies") whereas the Founders own 100% of the capital share of Acamica Group Companies and formed a new company organized under the laws of Spain ("Holdco") which owned 100% of the capital shares of Acamica US and 97% of the capital shares of Acamica Argentina.

On January 3, 2017, pursuant to the terms of the subscription agreement the Company made a capital contribution of 750 to the Acamica Tecnologías S.L. (previously referred as Holdco) in exchange for a 20% ownership stake in the entity. On May 17, 2018, the Company signed a new share purchase and subscription agreement with Fitory S.A., Stultum Pecunian Ventures, LLC, Wayra Argentina S.A., Eun Young Hwang and Acámica Tecnologías S.A. Pursuant to such agreement, the Company purchased additional shares for an amount of 3,250. As of December 31, 2018, the Company has a 47.5% of participation in Acámica Tecnologías S.L. The investment is accounted using the equity method considering that the Company has significant influence over the operating and governance decisions of Acamica Tecnologías S.L., as the participation in the board of director, the approval of budget and business plan, among other decisions.

The Company's share on the profit or loss or other comprehensive income of all the above-mentioned investments for the years ended December 31, 2018, 2017 and 2016 were not significant individually nor in the aggregate, except for the impairment recognized in Collokia in 2018.